UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sector Omega ASA
Address:     Filipstad Brygge 2, P.O. Box 1994 Vika
             Oslo, Norway 0125

Form 13F File Number:     28-13611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tonje Vegarud
Title:     Head of Settlements
Phone:     +47 23012909

Signature, Place and Date of Signing:

/s/ Tonje Vegarud          Oslo, Norway          February 10, 2010

Report Type (Check only one):

[X]       13F HOLDINGS REPORT
[   ]     13F NOTICE
[   ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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                             FORM 13F SUMMARY PAGE
Report Summary:

Number of other Included Managers:                             0

Form 13F Information Table Entry Total                        26

Form 13F Information Table Value Total:     $201,673 (thousands)

List of Other Included Managers: None

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
Column 1                      Column 2       Column 3   Column 4           Column 5        Column 6  Column 7        Column 8

                                                                  Shares or
                              Title of                    Value   Principal  SH/   PUT/  Investment   Other       Voting Authority
Name of Issuer                Class          Cusip      (x$1,000)  Amount    PRN   CALL  Discretion  Managers  Sole    Shared   None
----------------------------  -------------  ---------- --------- ---------  ---   ----  ----------  --------  ----    ------   ----
TRANSOCEAN LTD                REG SHS        H8817H100    35964    434350    SH             SOLE       NONE      434350
ANADARKO PETE CORP            COM            032511107    25272    404876    SH             SOLE       NONE      404876
CHEVRON CORP NEW              COM            166764100    20841    270700    SH             SOLE       NONE      270700
HESS CORP                     COM            42809H107    20637    341100    SH             SOLE       NONE      341100
BP PLC                        SPONSORED ADR  055622104    18463    318500    SH             SOLE       NONE      318500
HALLIBURTON CO                COM            406216101    11898    395400    SH             SOLE       NONE      395400
BAKER HUGHES INC              COM            057224107    11784    291100    SH             SOLE       NONE      291100
TOTAL S A                     SPONSORED ADR  89151E109    10317    161100    SH             SOLE       NONE      161100
CAMERON INTERNATIONAL CORP    COM            13342B105     6688    160000    SH             SOLE       NONE      160000
NATIONAL OILWELL VARCO INC    COM            637071101     3589     81400    SH             SOLE       NONE       81400
WEATHERFORD INTERNATIONAL LT  REG            H27013103     3066    171200    SH             SOLE       NONE      171200
MURPHY OIL CORP               COM            626717102     2992     55200    SH             SOLE       NONE       55200
ENSCO INTL INC                COM            26874Q100     2856     71500    SH             SOLE       NONE       71500
NOBLE CORPORATION BAAR        NAMEN -AKT     H5833N103     2768     68000    SH             SOLE       NONE       68000
ULTRA PETROLEUM CORP          COM            903914109     2717     54500    SH             SOLE       NONE       54500
ROWAN COS INC                 COM            779382100     2554    112800    SH             SOLE       NONE      112800
CORE LABORATORIES N V         COM            N22717107     2126     18000    SH             SOLE       NONE       18000
INTEROIL CORP                 COM            460951106     2120     27600    SH             SOLE       NONE       27600
SUPERIOR ENERGY SVCS INC      COM            868157108     2116     87100    SH             SOLE       NONE       87100
HELIX ENERGY SOLUTIONS GRP I  COM            42330P107     2109    179500    SH             SOLE       NONE      179500
DIANA SHIPPING INC            COM            Y2066G104     2100    145000    SH             SOLE       NONE      145000
PLAINS EXPL& PRODTN CO        COM            726505100     2033     73500    SH             SOLE       NONE       73500
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR  71654V408     1774     37200    SH             SOLE       NONE       37200
SMITH INTL INC                COM            832110100     1752     64500    SH             SOLE       NONE       64500
SCHLUMBERGER LTD              COM            806857108     1608     24700    SH             SOLE       NONE       24700
MCMORAN EXPLORATION CO        COM            582411104     1529    190600    SH             SOLE       NONE      190600

                                                         201673
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